NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-14:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-14 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

2

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

3

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	6,351	$163,544	$183,987	$-	$183,987	$18	$183,969	$183,969	$-	$183,969
DCAP	5,695	213,274	268,668	12	268,680	-	268,680	268,680	-	268,680
DSIF	1,366	51,475	87,762	17	87,779	-	87,779	87,779	-	87,779
DVSCS	9,278	134,637	176,836	10	176,846	-	176,846	176,846	-	176,846
FQB	1,618	17,839	19,128	-	19,128	14	19,114	19,114	-	19,114
FEIS	15,930	339,753	378,177	-	378,177	9	378,168	378,168	-	378,168
FGS	1,336	66,776	136,816	-	136,816	20	136,796	136,796	-	136,796
FIGBS	9,581	121,672	133,371	139	133,510	-	133,510	133,510	-	133,510
FMCS	209	7,030	8,010	15	8,025	-	8,025	8,025	-	8,025
FOS	89	1,801	2,347	4	2,351	-	2,351	2,351	-	2,351
FTVSV2	694	11,414	10,063	-	10,063	12	10,051	10,051	-	10,051
TIF2	1,177	19,648	15,624	-	15,624	6	15,618	15,618	-	15,618
GVMCE	1,592	23,980	27,425	5	27,430	-	27,430	27,430	-	27,430
OVAG	78	5,643	8,367	1	8,368	-	8,368	8,368	-	8,368
OVGS	469	18,994	24,461	-	24,461	20	24,441	24,441	-	24,441
JPMMV1	1,457	14,520	15,872	11	15,883	-	15,883	15,883	-	15,883
JABS	2,025	62,306	93,366	-	93,366	18	93,348	93,348	-	93,348
JAGTS	307	3,049	6,302	-	6,302	-	6,302	6,302	-	6,302
BNCAI	1,849	70,971	145,906	22	145,928	-	145,928	145,928	-	145,928
LOVMCV	53	1,127	1,279	-	1,279	6	1,273	1,273	-	1,273
GEM	2,092	23,965	31,303	-	31,303	3	31,300	31,300	-	31,300
GVDMA	1,177	14,831	15,480	-	15,480	10	15,470	15,470	-	15,470
NVAMV1	2,245	34,961	33,560	-	33,560	9	33,551	33,551	-	33,551
NVMIG1	10,220	114,922	123,555	-	123,555	5	123,550	123,550	-	123,550
NVMIVZ	468	4,278	5,040	-	5,040	7	5,033	5,033	-	5,033
NVMLG1	54,224	541,659	484,767	2	484,769	-	484,769	484,769	-	484,769
NVOLG1	11,052	187,114	208,211	-	208,211	14	208,197	208,197	-	208,197
NVRE1	2,114	16,612	15,344	-	15,344	4	15,340	15,340	-	15,340
SAM5	15,284	15,284	15,284	-	15,284	7	15,277	15,277	-	15,277
SCGF	7,891	122,710	155,067	-	155,067	28	155,039	155,039	-	155,039
SCVF	15,186	165,293	133,180	-	133,180	10	133,170	133,170	-	133,170
AMMCGS	90	2,753	3,232	8	3,240	-	3,240	3,240	-	3,240
PMVAAA	965	10,527	10,681	-	10,681	2	10,679	10,679	-	10,679
PMVLDA	12,749	128,308	132,333	-	132,333	4	132,329	132,329	-	132,329
PMVRRA	2,998	39,090	41,734	1	41,735	-	41,735	41,735	-	41,735
PMVTRA	17,470	192,341	202,483	1	202,484	-	202,484	202,484	-	202,484
ROCMC	3,484	34,243	41,498	-	41,498	10	41,488	41,488	-	41,488
TRMCG2	3,364	80,323	106,400	-	106,400	21	106,379	106,379	-	106,379
TRNAG1	1,680	47,114	66,634	17	66,651	-	66,651	66,651	-	66,651

Total (unaudited)			$3,569,553	$265	$3,569,818	$257	$3,569,561	$3,569,561	$-	$3,569,561

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	PIHYB1	DCAP	DSIF	DVSCS	FQB	FEIS
Reinvested dividends	$30,965	2,537	102	1,799	1,232	1,525	497	5,782
Mortality and expense risk charges (note 2)	(29,186)	(1,527)	(17)	(2,173)	(740)	(1,356)	(175)	(3,146)

Net investment income (loss)	1,779	1,010	85	(374)	492	169	322	2,636

Realized gain (loss) on investments	5,258	165	(531)	201	1,909	(214)	1	(568)
Change in unrealized gain (loss) on investments	145,934	(6,586)	165	31,285	5,461	6,155	891	2,737

Net gain (loss) on investments	151,192	(6,421)	(366)	31,486	7,370	5,941	892	2,169

Reinvested capital gains	358,612	8,568	-	18,263	4,898	8,686	53	15,029

Net increase (decrease) in contract owners’ equity resulting from operations	$511,583	3,157	(281)	49,375	12,760	14,796	1,267	19,834

Investment Activity:	FGS	FIGBS	FMCS	FOS	FTVSV2	TIF2	GVMCE	OVAG
Reinvested dividends	$63	2,774	39	7	122	461	152	-
Mortality and expense risk charges (note 2)	(1,039)	(1,366)	(70)	(18)	(78)	(129)	(217)	(53)

Net investment income (loss)	(976)	1,408	(31)	(11)	44	332	(65)	(53)

Realized gain (loss) on investments	3,785	123	(11)	361	(54)	(65)	6	710
Change in unrealized gain (loss) on investments	27,629	8,406	1,027	(62)	(113)	(601)	1,555	2,723

Net gain (loss) on investments	31,414	8,529	1,016	299	(167)	(666)	1,561	3,433

Reinvested capital gains	9,903	47	-	9	520	-	386	-

Net increase (decrease) in contract owners’ equity resulting from operations	$40,341	9,984	985	297	397	(334)	1,882	3,380

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVGS	JPMMV1	JABS	JAGTS	BNCAI	LOVMCV	GEM	GVDMA
Reinvested dividends	$140	198	1,269	-	-	13	505	30
Mortality and expense risk charges (note 2)	(186)	(130)	(799)	(62)	(1,111)	(9)	(243)	(149)

Net investment income (loss)	(46)	68	470	(62)	(1,111)	4	262	(119)

Realized gain (loss) on investments	9	(1)	253	2,055	3,476	-	18	175
Change in unrealized gain (loss) on investments	4,419	(984)	8,717	54	31,047	17	3,129	567

Net gain (loss) on investments	4,428	(985)	8,970	2,109	34,523	17	3,147	742

Reinvested capital gains	731	825	1,263	743	2,544	-	-	861

Net increase (decrease) in contract owners’ equity resulting from operations	$5,113	(92)	10,703	2,790	35,956	21	3,409	1,484

Investment Activity:	NVAMV1	NVMIG1	NVMIVZ	NVMLG1	NVOLG1	NVRE1	SAM5	SCGF
Reinvested dividends	$496	945	-	-	2,494	227	18	-
Mortality and expense risk charges (note 2)	(273)	(889)	(9)	(3,839)	(1,711)	(137)	(118)	(1,123)

Net investment income (loss)	223	56	(9)	(3,839)	783	90	(100)	(1,123)

Realized gain (loss) on investments	(17)	(50)	1	1,041	229	12	-	245
Change in unrealized gain (loss) on investments	(780)	10,921	762	(86,269)	11,805	(1,199)	-	29,260

Net gain (loss) on investments	(797)	10,871	763	(85,228)	12,034	(1,187)	-	29,505

Reinvested capital gains	753	29,525	-	197,629	18,598	69	-	15,567

Net increase (decrease) in contract owners’ equity resulting from operations	$179	40,452	754	108,562	31,415	(1,028)	(100)	43,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCVF	AMMCGS	PMVAAA	PMVLDA	PMVRRA	PMVTRA	ROCMC	TRMCG2
Reinvested dividends	$84	-	480	1,569	478	4,157	-	-
Mortality and expense risk charges (note 2)	(1,017)	(11)	(90)	(1,252)	(322)	(1,880)	(295)	(830)

Net investment income (loss)	(933)	(11)	390	317	156	2,277	(295)	(830)

Realized gain (loss) on investments	(532)	1	(13)	(3)	9	164	(146)	116
Change in unrealized gain (loss) on investments	6,213	479	322	2,297	3,118	9,639	7,569	13,167

Net gain (loss) on investments	5,681	480	309	2,294	3,127	9,803	7,423	13,283

Reinvested capital gains	565	144	-	-	-	2,235	529	6,951

Net increase (decrease) in contract owners’ equity resulting from operations	$5,313	613	699	2,611	3,283	14,315	7,657	19,404

Investment Activity:	TRNAG1	DVIV	IVKMG1	GVDIV2
Reinvested dividends	$-	378	-	392
Mortality and expense risk charges (note 2)	(505)	(30)	(31)	(31)

Net investment income (loss)	(505)	348	(31)	361

Realized gain (loss) on investments	185	(3,436)	(1,687)	(2,664)
Change in unrealized gain (loss) on investments	10,532	669	(1,775)	1,566

Net gain (loss) on investments	10,717	(2,767)	(3,462)	(1,098)

Reinvested capital gains	9,827	-	2,891	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,039	(2,419)	(602)	(737)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		PIHYB1		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,779	24,382	1,010	497	85	144	(374)	414
Realized gain (loss) on investments	5,258	74,786	165	240	(531)	(5)	201	83
Change in unrealized gain (loss) on investments	145,934	276,354	(6,586)	15,070	165	308	31,285	35,133
Reinvested capital gains	358,612	297,070	8,568	17,693	-	-	18,263	20,989

Net increase (decrease) in contract owners’ equity resulting from operations	511,583	672,592	3,157	33,500	(281)	447	49,375	56,619

Equity transactions:
Purchase payments received from contract owners (note 4)	555	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(25,724)	(554,266)	-	-	(3,502)	(9)	-	-
Adjustments to maintain reserves	(354)	(61)	(1)	(5)	(9)	9	-	2

Net equity transactions	(25,523)	(554,327)	(1)	(5)	(3,511)	-	-	2

Net change in contract owners’ equity	486,060	118,265	3,156	33,495	(3,792)	447	49,375	56,621
Contract owners’ equity at beginning of period	3,083,501	2,965,236	180,813	147,318	3,792	3,345	219,305	162,684

Contract owners’ equity at end of period	$3,569,561	3,083,501	183,969	180,813	-	3,792	268,680	219,305

CHANGE IN UNITS:
Beginning units	113,231	140,038	5,454	5,454	157	157	6,354	6,354
Units purchased	3,239	-	-	-	-	-	-	-
Units redeemed	(3,094)	(26,807)	-	-	(157)	-	-	-

Ending units	113,376	113,231	5,454	5,454	-	157	6,354	6,354

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DVSCS		FQB		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$492	561	169	(143)	322	338	2,636	2,650
Realized gain (loss) on investments	1,909	251	(214)	448	1	(5)	(568)	(1,086)
Change in unrealized gain (loss) on investments	5,461	14,135	6,155	15,869	891	1,053	2,737	70,274
Reinvested capital gains	4,898	3,568	8,686	12,638	53	1	15,029	28,151

Net increase (decrease) in contract owners’ equity resulting from operations	12,760	18,515	14,796	28,812	1,267	1,387	19,834	99,989

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(5,268)	-	(3,612)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(54)	(55)	(12)	(14)	(12)	(12)	(3,238)	(136,182)
Adjustments to maintain reserves	10	19	27	(27)	(6)	(5)	(15)	8

Net equity transactions	(5,312)	(36)	(3,597)	(41)	(18)	(17)	(3,253)	(136,174)

Net change in contract owners’ equity	7,448	18,479	11,199	28,771	1,249	1,370	16,581	(36,185)
Contract owners’ equity at beginning of period	80,331	61,852	165,647	136,876	17,865	16,495	361,587	397,772

Contract owners’ equity at end of period	$87,779	80,331	176,846	165,647	19,114	17,865	378,168	361,587

CHANGE IN UNITS:
Beginning units	2,118	2,119	3,724	3,725	1,087	1,088	12,025	16,683
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(138)	(1)	(96)	(1)	(1)	(1)	(108)	(4,658)

Ending units	1,980	2,118	3,628	3,724	1,086	1,087	11,917	12,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FIGBS		FMCS		FOS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(976)	(699)	1,408	1,525	(31)	(11)	(11)	36
Realized gain (loss) on investments	3,785	473	123	5,186	(11)	3	361	1
Change in unrealized gain (loss) on investments	27,629	19,499	8,406	12,677	1,027	755	(62)	882
Reinvested capital gains	9,903	5,269	47	-	-	899	9	164

Net increase (decrease) in contract owners’ equity resulting from operations	40,341	24,542	9,984	19,388	985	1,646	297	1,083

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	555	-	-	-	-	-
Transfers between funds	2,619	-	-	-	(1,989)	-	-	-
Redemptions (notes 2, 3, and 4)	(5,239)	(38)	-	(120,854)	(31)	(18)	(3,123)	(9)
Adjustments to maintain reserves	(32)	5	(401)	(1)	22	13	(2)	10

Net equity transactions	(2,652)	(33)	154	(120,855)	(1,998)	(5)	(3,125)	1

Net change in contract owners’ equity	37,689	24,509	10,138	(101,467)	(1,013)	1,641	(2,828)	1,084
Contract owners’ equity at beginning of period	99,107	74,598	123,372	224,839	9,038	7,397	5,179	4,095

Contract owners’ equity at end of period	$136,796	99,107	133,510	123,372	8,025	9,038	2,351	5,179

CHANGE IN UNITS:
Beginning units	2,386	2,387	7,712	15,255	291	291	189	189
Units purchased	52	-	-	-	-	-	-	-
Units redeemed	(125)	(1)	-	(7,543)	(70)	-	(114)	-

Ending units	2,313	2,386	7,712	7,712	221	291	75	189

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVMCE		OVAG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$44	9	332	117	(65)	(118)	(53)	-
Realized gain (loss) on investments	(54)	(24)	(65)	(47)	6	1,590	710	-
Change in unrealized gain (loss) on investments	(113)	498	(601)	1,417	1,555	6,158	2,723	-
Reinvested capital gains	520	1,468	-	155	386	897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	397	1,951	(334)	1,642	1,882	8,527	3,380	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	9,713	-
Redemptions (notes 2, 3, and 4)	(26)	(27)	(1)	(1)	(8)	(14,158)	(4,727)	-
Adjustments to maintain reserves	5	(26)	1	(1)	10	8	2	-

Net equity transactions	(21)	(53)	-	(2)	2	(14,150)	4,988	-

Net change in contract owners’ equity	376	1,898	(334)	1,640	1,884	(5,623)	8,368	-
Contract owners’ equity at beginning of period	9,675	7,777	15,952	14,312	25,546	31,169	-	-

Contract owners’ equity at end of period	$10,051	9,675	15,618	15,952	27,430	25,546	8,368	-

CHANGE IN UNITS:
Beginning units	337	339	727	727	631	1,003	-	-
Units purchased	-	-	-	-	-	-	971	-
Units redeemed	(1)	(2)	-	-	-	(372)	(403)	-

Ending units	336	337	727	727	631	631	568	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGS		JPMMV1		JABS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(46)	(8)	68	95	470	534	(62)	(32)
Realized gain (loss) on investments	9	-	(1)	19	253	207	2,055	29
Change in unrealized gain (loss) on investments	4,419	2,062	(984)	2,159	8,717	11,712	54	1,751
Reinvested capital gains	731	2,476	825	977	1,263	1,963	743	425

Net increase (decrease) in contract owners’ equity resulting from operations	5,113	4,530	(92)	3,250	10,703	14,416	2,790	2,173

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	(3,631)	-
Redemptions (notes 2, 3, and 4)	(10)	(9)	-	-	(24)	(23)	(22)	(8)
Adjustments to maintain reserves	6	(31)	(1)	2	(13)	(7)	14	1

Net equity transactions	(4)	(40)	(1)	2	(37)	(30)	(3,639)	(7)

Net change in contract owners’ equity	5,109	4,490	(93)	3,252	10,666	14,386	(849)	2,166
Contract owners’ equity at beginning of period	19,332	14,842	15,976	12,724	82,682	68,296	7,151	4,985

Contract owners’ equity at end of period	$24,441	19,332	15,883	15,976	93,348	82,682	6,302	7,151

CHANGE IN UNITS:
Beginning units	455	456	414	414	2,469	2,470	205	205
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(1)	-	-	(1)	(1)	(84)	-

Ending units	455	455	414	414	2,468	2,469	121	205

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BNCAI		LOVMCV		GEM		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,111)	(1,006)	4	1	262	390	(119)	201
Realized gain (loss) on investments	3,476	491	-	1	18	21	175	10
Change in unrealized gain (loss) on investments	31,047	27,522	17	203	3,129	4,580	567	1,301
Reinvested capital gains	2,544	3,012	-	21	-	-	861	1,643

Net increase (decrease) in contract owners’ equity resulting from operations	35,956	30,019	21	226	3,409	4,991	1,484	3,155

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	(4,413)	-
Redemptions (notes 2, 3, and 4)	(5,608)	(17)	(3)	(4)	(5)	(4)	(5)	(5)
Adjustments to maintain reserves	44	(29)	1	-	5	1	(23)	7

Net equity transactions	(5,564)	(46)	(2)	(4)	-	(3)	(4,441)	2

Net change in contract owners’ equity	30,392	29,973	19	222	3,409	4,988	(2,957)	3,157
Contract owners’ equity at beginning of period	115,536	85,563	1,254	1,032	27,891	22,903	18,427	15,270

Contract owners’ equity at end of period	$145,928	115,536	1,273	1,254	31,300	27,891	15,470	18,427

CHANGE IN UNITS:
Beginning units	2,349	2,350	59	59	806	806	660	660
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(115)	(1)	-	-	-	-	(162)	-

Ending units	2,234	2,349	59	59	806	806	498	660

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVMIG1		NVMIVZ		NVMLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$223	539	56	218	(9)	-	(3,839)	9,869
Realized gain (loss) on investments	(17)	25	(50)	(100)	1	-	1,041	60,963
Change in unrealized gain (loss) on investments	(780)	2,891	10,921	14,657	762	-	(86,269)	(19,050)
Reinvested capital gains	753	3,381	29,525	4,683	-	-	197,629	64,565

Net increase (decrease) in contract owners’ equity resulting from operations	179	6,836	40,452	19,458	754	-	108,562	116,347

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	2,619	-	4,282	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	-	-	(154,198)
Adjustments to maintain reserves	(3)	(2)	(4)	(1)	(3)	-	(2)	12

Net equity transactions	(3)	(2)	2,615	(1)	4,279	-	(2)	(154,186)

Net change in contract owners’ equity	176	6,834	43,067	19,457	5,033	-	108,560	(37,839)
Contract owners’ equity at beginning of period	33,375	26,541	80,483	61,026	-	-	376,209	414,048

Contract owners’ equity at end of period	$33,551	33,375	123,550	80,483	5,033	-	484,769	376,209

CHANGE IN UNITS:
Beginning units	1,044	1,044	6,366	6,366	-	-	15,059	21,428
Units purchased	-	-	166	-	428	-	-	-
Units redeemed	-	-	-	-	-	-	-	(6,369)

Ending units	1,044	1,044	6,532	6,366	428	-	15,059	15,059

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVRE1		SAM5		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$783	1,229	90	120	(100)	59	(1,123)	(963)
Realized gain (loss) on investments	229	1,185	12	21	-	-	245	267
Change in unrealized gain (loss) on investments	11,805	3,491	(1,199)	3,586	-	-	29,260	2,076
Reinvested capital gains	18,598	42,808	69	-	-	-	15,567	27,076

Net increase (decrease) in contract owners’ equity resulting from operations	31,415	48,713	(1,028)	3,727	(100)	59	43,949	28,456

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	8,631	-	-	-
Redemptions (notes 2, 3, and 4)	-	(6,846)	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	(11)	(1)	(2)	(5)	(1)	(9)	(6)

Net equity transactions	(4)	(6,857)	(1)	(2)	8,626	(1)	(9)	(6)

Net change in contract owners’ equity	31,411	41,856	(1,029)	3,725	8,526	58	43,940	28,450
Contract owners’ equity at beginning of period	176,786	134,930	16,369	12,644	6,751	6,693	111,099	82,649

Contract owners’ equity at end of period	$208,197	176,786	15,340	16,369	15,277	6,751	155,039	111,099

CHANGE IN UNITS:
Beginning units	4,237	4,408	855	855	653	653	3,324	3,324
Units purchased	-	-	-	-	835	-	-	-
Units redeemed	-	(171)	-	-	-	-	-	-

Ending units	4,237	4,237	855	855	1,488	653	3,324	3,324

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		AMMCGS		PMVAAA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(933)	160	(11)	-	390	244	317	3,779
Realized gain (loss) on investments	(532)	(45)	1	-	(13)	(1,007)	(3)	(985)
Change in unrealized gain (loss) on investments	6,213	(18,957)	479	-	322	2,363	2,297	3,602
Reinvested capital gains	565	38,228	144	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,313	19,386	613	-	699	1,600	2,611	6,396

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	2,619	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	-	-	(10,418)	(10)	(88,780)
Adjustments to maintain reserves	(3)	(1)	8	-	(2)	8	11	2

Net equity transactions	(3)	(1)	2,627	-	(2)	(10,410)	1	(88,778)

Net change in contract owners’ equity	5,310	19,385	3,240	-	697	(8,810)	2,612	(82,382)
Contract owners’ equity at beginning of period	127,860	108,475	-	-	9,982	18,792	129,717	212,099

Contract owners’ equity at end of period	$133,170	127,860	3,240	-	10,679	9,982	132,329	129,717

CHANGE IN UNITS:
Beginning units	3,636	3,636	-	-	508	1,060	9,606	16,184
Units purchased	-	-	158	-	-	-	-	-
Units redeemed	-	-	-	-	-	(552)	-	(6,578)

Ending units	3,636	3,636	158	-	508	508	9,606	9,606

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRRA		PMVTRA		ROCMC		TRMCG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$156	191	2,277	3,776	(295)	(298)	(830)	(763)
Realized gain (loss) on investments	9	(15)	164	73	(146)	(110)	116	94
Change in unrealized gain (loss) on investments	3,118	1,716	9,639	9,000	7,569	2,660	13,167	14,312
Reinvested capital gains	-	-	2,235	-	529	3,011	6,951	6,297

Net increase (decrease) in contract owners’ equity resulting from operations	3,283	1,892	14,315	12,849	7,657	5,263	19,404	19,940

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	11,056	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(14)	(2)	(26)	(7)	-	-	-	-
Adjustments to maintain reserves	13	(1)	6	3	(5)	(1)	(6)	(3)

Net equity transactions	11,055	(3)	(20)	(4)	(5)	(1)	(6)	(3)

Net change in contract owners’ equity	14,338	1,889	14,295	12,845	7,652	5,262	19,398	19,937
Contract owners’ equity at beginning of period	27,397	25,508	188,189	175,344	33,836	28,574	86,981	67,044

Contract owners’ equity at end of period	$41,735	27,397	202,484	188,189	41,488	33,836	106,379	86,981

CHANGE IN UNITS:
Beginning units	1,670	1,670	10,334	10,334	1,270	1,270	1,503	1,503
Units purchased	629	-	-	-	-	-	-	-
Units redeemed	-	-	(1)	-	-	-	-	-

Ending units	2,299	1,670	10,333	10,334	1,270	1,270	1,503	1,503

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRNAG1		DVIV		IVKMG1		GVDIV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(505)	(365)	348	119	(31)	(89)	361	1,062
Realized gain (loss) on investments	185	6,524	(3,436)	(12)	(1,687)	29	(2,664)	(7)
Change in unrealized gain (loss) on investments	10,532	6,548	669	1,830	(1,775)	1,199	1,566	(588)
Reinvested capital gains	9,827	2,985	-	-	2,891	1,431	-	196

Net increase (decrease) in contract owners’ equity resulting from operations	20,039	15,692	(2,419)	1,937	(602)	2,570	(737)	663

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(8,631)	-	(9,713)	-	(4,282)	-
Redemptions (notes 2, 3, and 4)	-	(22,552)	-	-	(17)	(13)	(7)	(3)
Adjustments to maintain reserves	4	(1)	1	(3)	8	(8)	(2)	2

Net equity transactions	4	(22,553)	(8,630)	(3)	(9,722)	(21)	(4,291)	(1)

Net change in contract owners’ equity	20,043	(6,861)	(11,049)	1,934	(10,324)	2,549	(5,028)	662
Contract owners’ equity at beginning of period	46,608	53,469	11,049	9,115	10,324	7,775	5,028	4,366

Contract owners’ equity at end of period	$66,651	46,608	-	11,049	-	10,324	-	5,028

CHANGE IN UNITS:
Beginning units	1,039	1,593	537	537	482	483	499	499
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(554)	(537)	-	(482)	(1)	(499)	-

Ending units	1,039	1,039	-	537	-	482	-	499

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-14 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)*

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)*

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)*

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)*

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)*

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)*

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)*

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)*

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)*

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charge for contracts offered through the Separate Account is 0.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,569,553	$-	$-	$3,569,553

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$11,105	$1,526
PIHYB1	102	3,521
DCAP	20,062	2,174
DSIF	6,131	6,063
DVSCS	10,211	4,980
FQB	550	187
FEIS	20,811	6,384
FGS	12,583	6,276
FIGBS	3,366	1,892
FMCS	39	2,088
FOS	16	3,141
FTVSV2	643	103
TIF2	461	130
GVMCE	538	224
OVAG	9,713	4,780
OVGS	872	196
JPMMV1	1,023	130
JABS	2,532	823
JAGTS	743	3,715
BNCAI	2,544	6,720
LOVMCV	13	13
GEM	505	247
GVDMA	891	4,569
NVAMV1	1,249	274
NVMIG1	33,087	887
NVMIVZ	4,286	9
NVMLG1	197,629	3,840
NVOLG1	21,092	1,711
NVRE1	296	136
SAM5	8,648	118
SCGF	15,567	1,122
SCVF	649	1,017
AMMCGS	2,763	11
PMVAAA	480	90
PMVLDA	1,569	1,264
PMVRRA	11,534	338
PMVTRA	6,392	1,913
ROCMC	529	295
TRMCG2	6,951	831
TRNAG1	9,827	506
DVIV	378	8,664
GVDIV2	392	4,324
IVKMG1	2,891	9,760

	$431,663	$96,992

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.95%	5,454	$33.73	$183,969	1.59%	1.75%
2019	0.95%	5,454	33.15	180,813	1.26%	22.74%
2018	0.95%	5,454	27.01	147,318	0.99%	-6.51%
2017	0.95%	5,454	28.89	157,575	1.45%	17.80%
2016	0.95%	5,454	24.53	133,766	1.01%	10.25%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2019	0.95%	157	24.16	3,792	4.91%	13.36%
2018	0.95%	157	21.31	3,345	4.71%	-4.25%
2017	0.95%	157	22.25	3,494	4.56%	6.24%
2016	0.95%	158	20.95	3,310	4.90%	13.16%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.95%	6,354	42.29	268,680	0.79%	22.51%
2019	0.95%	6,354	34.51	219,305	1.17%	34.80%
2018	0.95%	6,354	25.60	162,684	1.26%	-7.74%
2017	0.95%	6,354	27.75	176,336	1.35%	26.13%
2016	0.95%	6,354	22.00	139,809	1.65%	6.88%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.95%	1,980	44.33	87,779	1.59%	16.89%
2019	0.95%	2,118	37.93	80,331	1.74%	29.94%
2018	0.95%	2,119	29.19	61,852	1.64%	-5.55%
2017	0.95%	2,433	30.90	75,188	1.69%	20.39%
2016	0.95%	2,874	25.67	73,775	2.00%	10.65%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.95%	3,628	48.74	176,846	1.07%	9.59%
2019	0.95%	3,724	44.48	165,647	0.86%	21.05%
2018	0.95%	3,725	36.75	136,876	0.80%	-9.84%
2017	0.95%	3,725	40.76	151,823	0.65%	11.34%
2016	0.95%	3,725	36.61	136,362	0.89%	24.54%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.95%	1,086	17.60	19,114	2.70%	7.09%
2019	0.95%	1,087	16.44	17,865	2.90%	8.40%
2018	0.95%	1,088	15.16	16,495	3.03%	-1.54%
2017	0.95%	1,088	15.40	16,754	3.22%	3.05%
2016	0.95%	1,089	14.94	16,273	3.53%	2.84%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.95%	11,917	31.73	378,168	1.76%	5.53%
2019	0.95%	12,025	30.07	361,587	1.59%	26.12%
2018	0.95%	16,683	23.84	397,772	2.19%	-9.28%
2017	0.95%	16,988	26.28	446,454	1.63%	11.74%
2016	0.95%	17,418	23.52	409,676	2.27%	16.79%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.95%	2,313	59.14	136,796	0.06%	42.38%
2019	0.95%	2,386	41.54	99,107	0.17%	32.91%
2018	0.95%	2,387	31.25	74,598	0.15%	-1.23%
2017	0.95%	2,694	31.64	85,240	0.13%	33.72%
2016	0.95%	3,127	23.66	73,988	0.00%	-0.24%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.95%	7,712	17.31	133,510	2.15%	8.22%
2019	0.95%	7,712	16.00	123,372	1.68%	8.54%
2018	0.95%	15,255	14.74	224,839	2.42%	-1.58%
2017	0.95%	15,255	14.98	228,452	2.34%	3.17%
2016	0.95%	15,255	14.52	221,429	2.33%	3.64%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	221	36.31	8,025	0.53%	16.92%
2019	0.95%	291	31.06	9,038	0.81%	22.18%
2018	0.95%	291	25.42	7,397	0.56%	-15.46%
2017	0.95%	292	30.07	8,780	0.63%	19.56%
2016	0.95%	293	25.15	7,369	0.43%	11.05%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	75	31.35	2,351	0.35%	14.40%
2019	0.95%	189	27.40	5,179	1.69%	26.46%
2018	0.95%	189	21.67	4,095	1.48%	-15.70%
2017	0.95%	189	25.70	4,858	1.36%	28.87%
2016	0.95%	190	19.94	3,789	1.38%	-6.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.95%	336	29.91	10,051	1.48%	4.19%
2019	0.95%	337	28.71	9,675	1.05%	25.15%
2018	0.95%	339	22.94	7,777	0.89%	-13.71%
2017	0.95%	340	26.59	9,039	0.51%	9.60%
2016	0.95%	341	24.26	8,271	0.81%	28.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.95%	727	21.48	15,618	3.38%	-2.10%
2019	0.95%	727	21.94	15,952	1.72%	11.46%
2018	0.95%	727	19.69	14,312	2.67%	-16.25%
2017	0.95%	727	23.51	17,089	2.58%	15.59%
2016	0.95%	727	20.34	14,784	1.93%	6.16%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2020	0.95%	631	43.47	27,430	0.67%	7.37%
2019	0.95%	631	40.49	25,546	0.59%	30.28%
2018	0.95%	1,003	31.08	31,169	1.35%	-11.31%
2017	0.95%	1,004	35.04	35,181	0.76%	10.02%
2016	0.95%	1,004	31.85	31,978	1.41%	12.46%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.95%	568	14.73	8,368	0.00%	47.32%	****
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.95%	455	53.72	24,441	0.72%	26.43%
2019	0.95%	455	42.49	19,332	0.90%	30.54%
2018	0.95%	456	32.55	14,842	0.99%	-14.01%
2017	0.95%	456	37.85	17,260	0.93%	35.37%
2016	0.95%	456	27.96	12,750	1.03%	-0.87%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.95%	414	38.36	15,883	1.44%	-0.58%
2019	0.95%	414	38.59	15,976	1.60%	25.56%
2018	0.95%	414	30.73	12,724	0.97%	-12.68%
2017	0.95%	414	35.20	14,571	0.79%	12.69%
2016	0.95%	414	31.23	12,931	0.85%	13.61%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.95%	2,468	37.82	93,348	1.51%	12.95%
2019	0.95%	2,469	33.49	82,682	1.66%	21.11%
2018	0.95%	2,470	27.65	68,296	1.79%	-0.53%
2017	0.95%	2,471	27.80	68,687	1.39%	17.02%
2016	0.95%	2,472	23.76	58,722	1.96%	3.34%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.95%	121	52.08	6,302	0.00%	49.30%
2019	0.95%	205	34.88	7,151	0.41%	43.44%
2018	0.95%	205	24.32	4,985	1.07%	-0.05%
2017	0.95%	206	24.33	5,012	0.44%	43.54%
2016	0.95%	206	16.95	3,492	0.09%	12.77%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2020	0.95%	2,234	65.32	145,928	0.00%	32.81%
2019	0.95%	2,349	49.19	115,536	0.00%	35.09%
2018	0.95%	2,350	36.41	85,563	0.00%	-4.85%
2017	0.95%	2,649	38.27	101,368	0.00%	26.03%
2016	0.95%	3,071	30.36	93,243	0.48%	4.57%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.95%	59	21.58	1,273	1.14%	1.52%
2019	0.95%	59	21.26	1,254	0.95%	21.48%
2018	0.95%	59	17.50	1,032	0.69%	-15.85%
2017	0.95%	59	20.79	1,227	0.62%	5.82%
2016	0.95%	60	19.65	1,179	0.52%	15.29%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.95%	806	38.83	31,300	1.98%	12.22%
2019	0.95%	806	34.60	27,891	2.49%	21.78%
2018	0.95%	806	28.42	22,903	0.70%	-18.21%
2017	0.95%	806	34.74	28,001	1.37%	40.16%
2016	0.95%	807	24.79	20,002	0.83%	6.70%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.95%	498	31.06	15,470	0.19%	11.26%
2019	0.95%	660	27.92	18,427	2.13%	20.67%
2018	0.95%	660	23.14	15,270	1.65%	-8.61%
2017	0.95%	660	25.32	16,709	1.67%	15.57%
2016	0.95%	660	21.90	14,457	2.30%	7.45%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.95%	1,044	32.14	33,551	1.73%	0.53%
2019	0.95%	1,044	31.97	33,375	2.75%	25.75%
2018	0.95%	1,044	25.42	26,541	1.45%	-10.21%
2017	0.95%	1,044	28.31	29,561	1.73%	7.65%
2016	0.95%	1,044	26.30	27,461	2.25%	19.30%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.95%	6,532	18.91	123,550	1.01%	49.61%
2019	0.95%	6,366	12.64	80,483	1.26%	31.88%
2018	0.95%	6,366	9.59	61,026	1.09%	-17.26%
2017	0.95%	6,366	11.59	73,752	1.26%	24.58%
2016	0.95%	6,366	9.30	59,200	1.47%	-3.05%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.95%	428	11.76	5,033	0.00%	17.59%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.95%	15,059	32.19	484,769	0.00%	28.86%
2019	0.95%	15,059	24.98	376,209	3.13%	29.29%
2018	0.95%	21,428	19.32	414,048	0.31%	-4.00%
2017	0.95%	21,848	20.13	439,766	0.36%	28.97%
2016	0.95%	22,439	15.61	350,206	0.85%	1.22%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.95%	4,237	49.14	208,197	1.39%	17.77%
2019	0.95%	4,237	41.72	176,786	1.72%	36.31%
2018	0.95%	4,408	30.61	134,930	0.80%	-2.22%
2017	0.95%	4,409	31.30	138,019	0.50%	26.11%
2016	0.95%	4,410	24.82	109,471	0.76%	2.65%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.95%	855	17.94	15,340	1.57%	-6.28%
2019	0.95%	855	19.15	16,369	1.74%	29.46%
2018	0.95%	855	14.79	12,644	1.92%	-4.84%
2017	0.95%	855	15.54	13,287	2.24%	5.49%
2016	0.95%	855	14.73	12,596	2.07%	6.33%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.95%	1,488	10.27	15,277	0.14%	-0.69%
2019	0.95%	653	10.34	6,751	1.82%	0.86%
2018	0.95%	653	10.25	6,693	1.43%	0.47%
2017	0.95%	653	10.20	6,661	0.47%	-0.48%
2016	0.95%	653	10.25	6,694	0.03%	-0.92%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.95%	3,324	46.64	155,039	0.00%	39.55%
2019	0.95%	3,324	33.42	111,099	0.00%	34.42%
2018	0.95%	3,324	24.86	82,649	0.00%	-8.82%
2017	0.95%	3,324	27.27	90,643	0.00%	23.74%
2016	0.95%	3,324	22.04	73,252	0.00%	7.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.95%	3,636	36.63	133,170	0.08%	4.15%
2019	0.95%	3,636	35.16	127,860	1.09%	17.87%
2018	0.95%	3,636	29.83	108,475	0.70%	-17.75%
2017	0.95%	3,636	36.27	131,879	0.52%	8.03%
2016	0.95%	3,636	33.57	122,077	0.67%	24.74%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.95%	158	20.51	3,240	0.00%	38.38%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.95%	508	21.02	10,679	5.04%	6.99%
2019	0.95%	508	19.65	9,982	2.41%	10.83%
2018	0.95%	1,060	17.73	18,792	3.22%	-6.31%
2017	0.95%	1,061	18.92	20,077	4.72%	12.47%
2016	0.95%	1,061	16.83	17,852	2.67%	11.86%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.95%	9,606	13.78	132,329	1.20%	2.01%
2019	0.95%	9,606	13.50	129,717	2.84%	3.04%
2018	0.95%	16,184	13.11	212,099	1.92%	-0.62%
2017	0.95%	16,184	13.19	213,425	1.34%	0.39%
2016	0.95%	16,184	13.14	212,589	1.49%	0.45%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.95%	2,299	18.15	41,735	1.41%	10.65%
2019	0.95%	1,670	16.41	27,397	1.66%	7.41%
2018	0.95%	1,670	15.27	25,508	2.47%	-3.15%
2017	0.95%	1,670	15.77	26,337	2.37%	2.68%
2016	0.95%	1,671	15.36	25,665	2.27%	4.19%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	10,333	19.60	202,484	2.11%	7.61%
2019	0.95%	10,334	18.21	188,189	3.01%	7.33%
2018	0.95%	10,334	16.97	175,344	2.54%	-1.49%
2017	0.95%	10,334	17.22	177,988	2.02%	3.93%
2016	0.95%	10,335	16.57	171,279	2.08%	1.71%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.95%	1,270	32.67	41,488	0.00%	22.62%
2019	0.95%	1,270	26.64	33,836	0.00%	18.42%
2018	0.95%	1,270	22.50	28,574	0.00%	-9.91%
2017	0.95%	1,270	24.98	31,718	0.68%	4.19%
2016	0.95%	1,270	23.97	30,443	0.73%	18.58%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2020	0.95%	1,503	70.78	106,379	0.00%	22.30%
2019	0.95%	1,503	57.87	86,981	0.00%	29.74%
2018	0.95%	1,503	44.61	67,044	0.00%	-3.23%
2017	0.95%	1,503	46.10	69,284	0.00%	23.27%
2016	0.95%	1,503	37.40	56,207	0.00%	5.03%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
2020	0.95%	1,039	64.15	66,651	0.00%	43.00%
2019	0.95%	1,039	44.86	46,608	0.31%	33.65%
2018	0.95%	1,593	33.57	53,469	0.16%	0.19%
2017	0.95%	1,593	33.50	53,366	0.11%	33.16%
2016	0.95%	1,593	25.16	40,078	0.04%	0.35%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.